Schedules of Investments (unaudited)
April 30, 2025
 Franklin Multi-Asset Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 98.6%
Domestic Equity — 72.4%
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		834,102	$10,901,296
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		233,975	12,545,708
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		1,050,690	12,587,271
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		1,697,818	56,741,074
ClearBridge Large Cap Growth Fund, Class IS Shares		2,127,902	148,953,165
ClearBridge Small Cap Growth Fund, Class IS Shares		500,465	18,201,899
Franklin U.S. Large Cap Equity Fund, Class IS Shares		7,552,787	172,354,605
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		640,210	44,328,165
Putnam Large Cap Value Fund, Class R6 Shares		3,326,557	113,601,900

Total Domestic Equity			590,215,083
Foreign Equity — 17.5%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		275,660	6,654,433
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		336,005	23,762,271
Franklin International Equity Fund, Class IS Shares		3,056,810	60,066,314
Martin Currie Emerging Markets Fund, Class IS Shares		2,232,041	29,016,534
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		2,925,266	23,519,137

Total Foreign Equity			143,018,689
Domestic Fixed Income — 5.3%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		2,006,431	43,078,074

Foreign Fixed Income — 3.4%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		335,073	7,964,685
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		1,636,347	15,267,116
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		396,180	4,409,488

Total Foreign Fixed Income			27,641,289
Total Investments in Underlying Funds before Short-Term Investments (Cost — $677,152,086)			803,953,135
	Rate
Short-Term Investments — 1.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $9,025,991)	4.296%	9,025,991	9,025,991 (b)
Total Investments — 99.7% (Cost — $686,178,077)			812,979,126
Other Assets in Excess of Liabilities — 0.3%			2,553,511
Total Net Assets — 100.0%			$815,532,637

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Fundsis available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

Schedules of Investments (unaudited)
April 30, 2025
 Franklin Multi-Asset Moderate Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 98.6%
Domestic Equity — 60.2%
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		410,770	$5,368,558
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		115,243	6,179,319
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		517,490	6,199,530
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		836,094	27,942,275
ClearBridge Large Cap Growth Fund, Class IS Shares		1,047,907	73,353,497
ClearBridge Small Cap Growth Fund, Class IS Shares		246,453	8,963,489
Franklin U.S. Large Cap Equity Fund, Class IS Shares		3,719,503	84,879,061
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		315,361	21,835,600
Putnam Large Cap Value Fund, Class R6 Shares		1,638,147	55,942,704

Total Domestic Equity			290,664,033
Foreign Equity — 16.0%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		408,181	9,853,489
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		165,479	11,702,659
Franklin International Equity Fund, Class IS Shares		1,505,415	29,581,398
Martin Currie Emerging Markets Fund, Class IS Shares		1,099,214	14,289,776
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		1,440,588	11,582,331

Total Foreign Equity			77,009,653
Domestic Fixed Income — 13.7%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		3,080,360	66,135,329

Foreign Fixed Income — 8.7%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		514,419	12,227,740
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		2,511,675	23,433,929
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		586,649	6,529,407

Total Foreign Fixed Income			42,191,076
Total Investments in Underlying Funds before Short-Term Investments (Cost — $412,877,382)			476,000,091
	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,916,805)	4.296%	1,916,805	1,916,805 (b)
Total Investments — 99.0% (Cost — $414,794,187)			477,916,896
Other Assets in Excess of Liabilities — 1.0%			5,027,950
Total Net Assets — 100.0%			$482,944,846

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Fundsis available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

Schedules of Investments (unaudited)
April 30, 2025
 Franklin Multi-Asset Conservative Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 98.6%
Domestic Equity — 44.0%
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		173,107	$2,262,422
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		48,559	2,603,751
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		218,061	2,612,366
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		352,358	11,775,804
ClearBridge Large Cap Growth Fund, Class IS Shares		441,618	30,913,231
ClearBridge Small Cap Growth Fund, Class IS Shares		103,865	3,777,555
Franklin U.S. Large Cap Equity Fund, Class IS Shares		1,567,482	35,769,935
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		132,903	9,202,179
Putnam Large Cap Value Fund, Class R6 Shares		690,376	23,576,355

Total Domestic Equity			122,493,598
Domestic Fixed Income — 24.9%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		3,235,730	69,471,123

Foreign Fixed Income — 15.9%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		540,366	12,844,500
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		2,638,208	24,614,482
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		609,825	6,787,351

Total Foreign Fixed Income			44,246,333
Foreign Equity — 13.8%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		424,306	10,242,747
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		69,749	4,932,626
Franklin International Equity Fund, Class IS Shares		634,466	12,467,254
Martin Currie Emerging Markets Fund, Class IS Shares		463,231	6,022,005
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		607,060	4,880,761

Total Foreign Equity			38,545,393
Total Investments in Underlying Funds before Short-Term Investments (Cost — $245,799,106)			274,756,447
	Rate
Short-Term Investments — 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $362,441)	4.296%	362,441	362,441 (b)
Total Investments — 98.7% (Cost — $246,161,547)			275,118,888
Other Assets in Excess of Liabilities — 1.3%			3,694,866
Total Net Assets — 100.0%			$278,813,754

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Fundsis available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

Schedules of Investments (unaudited)
April 30, 2025
 Franklin Multi-Asset Defensive Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 98.6%
Domestic Fixed Income — 36.2%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		1,694,515	$36,381,237

Domestic Equity — 27.7%
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		39,358	514,389
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		11,041	592,020
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		49,580	593,974
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		80,113	2,677,374
ClearBridge Large Cap Growth Fund, Class IS Shares		100,408	7,028,537
ClearBridge Small Cap Growth Fund, Class IS Shares		23,615	858,875
Franklin U.S. Large Cap Equity Fund, Class IS Shares		356,389	8,132,797
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		30,217	2,092,238
Putnam Large Cap Value Fund, Class R6 Shares		156,965	5,360,348

Total Domestic Equity			27,850,552
Foreign Fixed Income — 23.0%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		282,983	6,726,506
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		1,381,569	12,890,038
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		318,078	3,540,204

Total Foreign Fixed Income			23,156,748
Foreign Equity — 11.7%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		221,318	5,342,617
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		15,861	1,121,701
Franklin International Equity Fund, Class IS Shares		144,267	2,834,842
Martin Currie Emerging Markets Fund, Class IS Shares		105,322	1,369,189
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		138,016	1,109,650

Total Foreign Equity			11,777,999
Total Investments in Underlying Funds before Short-Term Investments (Cost — $92,906,036)			99,166,536
	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $368,284)	4.296%	368,284	368,284 (b)
Total Investments — 99.0% (Cost — $93,274,320)			99,534,820
Other Assets in Excess of Liabilities — 1.0%			1,038,526
Total Net Assets — 100.0%			$100,573,346

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Fundsis available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Franklin Resources, Inc. (“Franklin Resources”) affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$803,953,135	—	—	$803,953,135
Short-Term Investments†	9,025,991	—	—	9,025,991
Total Investments	$812,979,126	—	—	$812,979,126

†	See Schedule of Investments for additional detailed categorizations.
Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$476,000,091	—	—	$476,000,091
Short-Term Investments†	1,916,805	—	—	1,916,805
Total Investments	$477,916,896	—	—	$477,916,896

†	See Schedule of Investments for additional detailed categorizations.
Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$274,756,447	—	—	$274,756,447
Short-Term Investments†	362,441	—	—	362,441
Total Investments	$275,118,888	—	—	$275,118,888

†	See Schedule of Investments for additional detailed categorizations.

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$99,166,536	—	—	$99,166,536
Short-Term Investments†	368,284	—	—	368,284
Total Investments	$99,534,820	—	—	$99,534,820

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended April 30, 2025. The following transactions were effected in such Underlying Funds for the period ended April 30, 2025.

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2025
Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$11,982,313	—	—	$11,683,600	86,459	$2,313,509	—	$(2,612,222)	—
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	12,385,520	—	—	648,076	49,316	(46,298)	—	(789,850)	$10,901,296
Franklin Small Cap Value Fund, Class R6 Shares
	18,326,348	$435,550	7,745	3,842,919	71,566	(492,832)	—	(1,880,439)	12,545,708
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	66,279,970	—	—	65,902,665	3,144,211	17,038,387	—	(17,415,692)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	14,253,123	743,093	61,059	606,224	50,743	(97,353)	—	(1,705,368)	12,587,271
ClearBridge Appreciation Fund, Class IS Shares
	64,750,502	—	—	4,155,956	125,113	(169,418)	—	(3,684,054)	56,741,074
ClearBridge Large Cap Growth Fund, Class IS Shares
	169,781,721	6,057,917	86,839	9,775,467	139,820	(593,390)	—	(16,517,616)	148,953,165
ClearBridge Small Cap Growth Fund, Class IS Shares
	24,452,148	1,740,443	47,644	4,346,288	119,561	(592,713)	—	(3,051,691)	18,201,899
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	171,904,389	19,916,988	873,442	3,856,751	172,165	(127,155)	—	(15,482,866)	172,354,605
Putnam Large Cap Growth Fund, Class R6 Shares
	55,261,003	14,988,105	205,435	18,925,266	279,376	(2,683,369)	—	(4,312,308)	44,328,165
Putnam Large Cap Value Fund, Class R6 Shares
	62,997,554	64,838,000	1,803,437	7,773,423	225,840	(575,894)	$483,809	(5,884,337)	113,601,900
Franklin Systematic Style Premia ETF
	7,214,482	29,821	1,230	680,673	28,064	9,822	—	80,981	6,654,433
ClearBridge International Growth Fund, Class IS Shares
	26,097,619	—	—	3,096,404	45,651	674,096	—	86,960	23,762,271
Franklin International Equity Fund, Class IS Shares
	57,874,364	—	—	3,022,555	158,432	134,293	—	5,080,212	60,066,314
Martin Currie Emerging Markets Fund, Class IS Shares
	34,561,869	—	—	5,773,646	445,098	102,866	—	125,445	29,016,534
Templeton Foreign Fund, Class R6 Shares
	26,019,086	686,810	85,424	4,373,225	539,260	88,728	—	1,097,738	23,519,137
Franklin U.S. Core Bond ETF
	32,359,927	13,200,602	618,320	2,977,183	139,021	(84,754)	328,601	579,482	43,078,074

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2025
Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Franklin High Yield Corporate ETF
	$6,269,432	$2,195,907	92,713	$404,177	17,029	$(8,861)	$98,522	$(87,616)	$7,964,685
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	11,550,095	4,781,745	512,546	1,026,057	110,183	(60,357)	145,199	21,690	15,267,116
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	4,787,298	102,861	9,507	560,386	51,323	(46,756)	102,861	126,471	4,409,488
	$879,108,763	$129,717,842		$153,430,941		$14,782,551	$1,158,992	$(66,225,080)	$803,953,135

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2025
Moderate Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$5,864,561	—	—	$5,718,400	42,316	$1,149,840	—	$(1,296,001)	—
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	6,061,883	$31,319	2,412	313,433	24,016	(24,690)	—	(386,521)	$5,368,558
Franklin Small Cap Value Fund, Class R6 Shares
	8,968,938	318,936	5,671	1,944,419	36,170	(220,850)	—	(943,286)	6,179,319
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	32,438,524	—	—	32,253,864	1,538,829	8,968,958	—	(9,153,618)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	6,975,550	445,850	36,635	338,333	28,309	(53,796)	—	(829,741)	6,199,530
ClearBridge Appreciation Fund, Class IS Shares
	31,690,366	150,691	4,509	2,011,231	60,599	(44,178)	—	(1,843,373)	27,942,275
ClearBridge Large Cap Growth Fund, Class IS Shares
	83,093,830	3,928,984	56,321	5,322,721	75,772	(210,197)	—	(8,136,399)	73,353,497
ClearBridge Small Cap Growth Fund, Class IS Shares
	11,967,056	991,810	27,150	2,211,093	60,825	(295,799)	—	(1,488,485)	8,963,489
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	84,132,871	11,752,651	515,468	3,369,304	149,208	(83,380)	—	(7,553,777)	84,879,061
Putnam Large Cap Growth Fund, Class R6 Shares
	27,045,854	7,714,296	106,129	9,704,761	140,288	(1,145,625)	—	(2,074,164)	21,835,600
Putnam Large Cap Value Fund, Class R6 Shares
	30,832,155	32,119,259	893,534	3,808,218	111,360	(308,766)	$237,843	(2,891,726)	55,942,704
Franklin Systematic Style Premia ETF
	10,536,095	65,729	2,711	880,311	36,295	14,435	—	117,541	9,853,489
ClearBridge International Growth Fund, Class IS Shares
	12,772,340	—	—	1,454,148	21,306	315,337	—	69,130	11,702,659
Franklin International Equity Fund, Class IS Shares
	28,324,343	21,599	1,151	1,348,414	69,311	64,231	—	2,519,639	29,581,398
Martin Currie Emerging Markets Fund, Class IS Shares
	16,914,584	—	—	2,744,123	210,978	75,178	—	44,137	14,289,776
Templeton Foreign Fund, Class R6 Shares
	12,733,649	281,324	34,990	2,017,720	248,123	43,455	—	541,623	11,582,331
Franklin U.S. Core Bond ETF
	62,314,577	8,109,540	381,895	5,189,071	242,289	(147,344)	635,035	1,047,627	66,135,329
Franklin High Yield Corporate ETF
	12,072,867	948,230	40,035	597,706	25,114	(11,435)	190,466	(184,216)	12,227,740
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	22,241,677	2,903,930	311,311	1,640,052	175,883	(94,157)	279,364	22,531	23,433,929
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	6,991,407	149,896	13,853	732,980	66,857	(114,101)	149,896	235,185	6,529,407

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2025
Moderate Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
	$513,973,127	$69,934,044		$83,600,302		$7,877,116	$1,492,604	$(32,183,894)	$476,000,091

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2025
Conservative Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$2,473,654	—	—	$2,412,153	17,849	$494,121	—	$(555,622)	—
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	2,557,024	$16,790	1,246	136,666	10,523	(6,849)	—	(167,877)	$2,262,422
Franklin Small Cap Value Fund, Class R6 Shares
	3,782,777	196,690	3,497	882,397	16,407	(99,303)	—	(394,016)	2,603,751
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	13,682,107	—	—	13,604,220	649,056	4,094,976	—	(4,172,863)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	2,942,038	236,189	19,408	192,548	16,094	(28,072)	—	(345,241)	2,612,366
ClearBridge Appreciation Fund, Class IS Shares
	13,366,911	279,531	8,364	1,074,406	32,327	165,929	—	(962,161)	11,775,804
ClearBridge Large Cap Growth Fund, Class IS Shares
	35,047,614	2,226,171	31,912	2,847,341	40,488	(78,862)	—	(3,434,351)	30,913,231
ClearBridge Small Cap Growth Fund, Class IS Shares
	5,047,330	500,699	13,707	1,018,535	27,991	(133,974)	—	(617,965)	3,777,555
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	35,486,012	5,172,508	226,934	1,667,082	73,801	(9,953)	—	(3,211,550)	35,769,935
Putnam Large Cap Growth Fund, Class R6 Shares
	11,407,900	3,474,715	48,025	4,326,676	62,549	(509,285)	—	(844,475)	9,202,179
Putnam Large Cap Value Fund, Class R6 Shares
	13,004,653	13,312,621	370,375	1,384,484	41,039	(132,728)	$98,917	(1,223,707)	23,576,355
Franklin U.S. Core Bond ETF
	68,336,119	4,412,876	207,693	4,214,037	196,886	(122,377)	699,665	1,058,542	69,471,123
Franklin High Yield Corporate ETF
	13,239,480	276,593	11,678	454,439	19,077	(8,274)	209,955	(208,860)	12,844,500
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	24,390,918	1,728,634	185,348	1,427,561	153,007	(81,085)	306,082	3,576	24,614,482
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	7,154,504	153,984	14,231	647,276	58,981	(45,320)	153,984	171,459	6,787,351
Franklin Systematic Style Premia ETF
	10,782,323	63,304	2,611	736,453	30,394	13,951	—	119,622	10,242,747
ClearBridge International Growth Fund, Class IS Shares
	5,386,942	—	—	621,134	9,030	118,742	—	48,076	4,932,626
Franklin International Equity Fund, Class IS Shares
	11,946,489	225,183	11,997	805,547	41,225	32,047	—	1,069,082	12,467,254
Martin Currie Emerging Markets Fund, Class IS Shares
	7,133,813	—	—	1,163,559	89,349	41,851	—	9,900	6,022,005
Templeton Foreign Fund, Class R6 Shares
	5,370,396	9,479	1,179	745,440	91,573	11,789	—	234,537	4,880,761
	$292,539,004	$32,285,967		$40,361,954		$3,717,324	$1,468,603	$(13,423,894)	$274,756,447

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)

	Affiliate Value at January 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2025
Defensive Growth Fund		Cost	Shares	Proceeds	Shares
Franklin U.S. Core Bond ETF
	$36,203,221	$1,752,036	82,507	$2,062,364	96,497	$(62,982)	$373,077	$551,326	$36,381,237
Franklin Growth Fund, Class R6 Shares
	576,888	—	—	562,519	4,163	117,514	—	(131,883)	—
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	596,313	15,943	1,185	56,108	4,360	160	—	(41,919)	514,389
Franklin Small Cap Value Fund, Class R6 Shares
	882,035	62,854	1,117	236,272	4,409	(27,425)	—	(89,172)	592,020
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	3,190,594	—	—	3,172,432	151,356	723,883	—	(742,045)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	686,004	68,310	5,613	72,099	6,106	(7,022)	—	(81,219)	593,974
ClearBridge Appreciation Fund, Class IS Shares
	3,117,151	124,256	3,718	373,466	11,363	98,828	—	(289,395)	2,677,374
ClearBridge Large Cap Growth Fund, Class IS Shares
	8,172,895	673,994	9,662	988,310	14,237	(40,565)	—	(789,477)	7,028,537
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,176,915	139,391	3,816	279,770	7,751	(32,626)	—	(145,035)	858,875
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	8,275,150	1,365,470	59,920	742,853	33,350	(7,016)	—	(757,954)	8,132,797
Putnam Large Cap Growth Fund, Class R6 Shares
	2,660,268	871,870	12,106	1,119,528	16,268	(137,020)	—	(183,352)	2,092,238
Putnam Large Cap Value Fund, Class R6 Shares
	3,032,630	3,226,744	89,823	569,759	17,051	(60,636)	23,224	(268,631)	5,360,348
Franklin High Yield Corporate ETF
	7,014,037	—	—	170,303	7,213	(4,648)	112,021	(112,580)	6,726,506
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	12,921,867	635,687	68,171	624,835	67,143	(37,199)	162,109	(5,482)	12,890,038
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	3,695,296	78,988	7,301	300,148	27,310	(4,358)	78,988	70,426	3,540,204
Franklin Systematic Style Premia ETF
	5,569,643	—	—	295,940	12,210	6,784	—	62,130	5,342,617
ClearBridge International Growth Fund, Class IS Shares
	1,256,099	—	—	172,765	2,508	19,410	—	18,957	1,121,701
Franklin International Equity Fund, Class IS Shares
	2,785,899	111,635	5,948	318,546	16,453	9,830	—	246,024	2,834,842
Martin Currie Emerging Markets Fund, Class IS Shares
	1,663,475	—	—	304,791	23,530	7,204	—	3,301	1,369,189
Templeton Foreign Fund, Class R6 Shares
	1,252,182	—	—	198,596	24,605	(538)	—	56,602	1,109,650
	$104,728,562	$9,127,178		$12,621,404		$561,578	$749,419	$(2,629,378)	$99,166,536

Franklin Multi-Asset Allocation Funds 2025 Quarterly Report